Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional, Service and Advisor Shares

of the

Goldman Sachs Multi-Strategy Alternatives Portfolio

(the “Portfolio”)

Supplement dated June 24, 2019 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated April 30, 2019

Effective on or around June 28, 2019, the Portfolio may invest in the Goldman Sachs Tactical Tilt Overlay Fund (the “Underlying Tactical Fund”), a mutual fund for which Goldman Asset Management L.P. acts as investment adviser. In addition, the Portfolio will no longer invest in the Goldman Sachs Tactical Exposure Fund, an underlying fund of the Portfolio.

Accordingly, effective on or around June 28, 2019, the Portfolio’s disclosures are modified as follows:

The following risks are added to the “Goldman Sachs Multi-Strategy Alternatives Portfolio—Summary—Principal Risks of the Underlying Funds” section of the Prospectuses and to the “Principal Risks of the Underlying Funds” section of the Summary Prospectuses:

Asset Allocation Risk.  The Goldman Sachs Tactical Tilt Overlay Fund’s (“Underlying Tactical Fund”) allocations to various asset classes may cause the Underlying Tactical Fund to underperform other funds with a similar investment objective.

Concentration Risk.  If the Underlying Tactical Fund invests a substantial portion of its total assets in issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Underlying Tactical Fund’s investments more than if its investments were not so concentrated.

Investing in the Underlying Funds.  The Underlying Tactical Fund’s investment performance may be directly related to the investment performance of the underlying funds it holds. The ability of the Underlying Tactical Fund to meet its investment objective is directly related to the ability of its underlying funds to meet their objectives as well as the allocation among those underlying funds by the Investment Adviser.

In the “Goldman Sachs Multi-Strategy Alternatives Portfolio—Summary—Principal Risks of the Underlying Funds” and “Risks of the Underlying Funds” sections of the Prospectuses, and in the “Principal Risks of the Underlying Funds” section of the Summary Prospectuses, the sections titled “GPS Transactions Risk” and “Temporary Investments Risk” are deleted in their entirety.

In the “Goldman Sachs Multi-Strategy Alternatives Portfolio—Summary—Principal Risks of the Underlying Funds” and “Risks of the Underlying Funds” sections of the Prospectuses, and in the “Principal Risks of the Underlying Funds” section of the Summary Prospectuses, references to the “Underlying Tactical Exposure Fund” are replaced with “Underlying Tactical Fund” in the “Investments in Affiliated Underlying Funds,” “Investments in ETFs” and “Investments of the Underlying Funds” sections.

Goldman Sachs Multi-Strategy Alternatives Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional, Service and Advisor Shares

of the

Goldman Sachs Multi-Strategy Alternatives Portfolio

(the “Portfolio”)

Supplement dated June 24, 2019 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated April 30, 2019

Effective on or around June 28, 2019, the Portfolio may invest in the Goldman Sachs Tactical Tilt Overlay Fund (the “Underlying Tactical Fund”), a mutual fund for which Goldman Asset Management L.P. acts as investment adviser. In addition, the Portfolio will no longer invest in the Goldman Sachs Tactical Exposure Fund, an underlying fund of the Portfolio.

Accordingly, effective on or around June 28, 2019, the Portfolio’s disclosures are modified as follows:

The following risks are added to the “Goldman Sachs Multi-Strategy Alternatives Portfolio—Summary—Principal Risks of the Underlying Funds” section of the Prospectuses and to the “Principal Risks of the Underlying Funds” section of the Summary Prospectuses:

Asset Allocation Risk.  The Goldman Sachs Tactical Tilt Overlay Fund’s (“Underlying Tactical Fund”) allocations to various asset classes may cause the Underlying Tactical Fund to underperform other funds with a similar investment objective.

Concentration Risk.  If the Underlying Tactical Fund invests a substantial portion of its total assets in issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Underlying Tactical Fund’s investments more than if its investments were not so concentrated.

Investing in the Underlying Funds.  The Underlying Tactical Fund’s investment performance may be directly related to the investment performance of the underlying funds it holds. The ability of the Underlying Tactical Fund to meet its investment objective is directly related to the ability of its underlying funds to meet their objectives as well as the allocation among those underlying funds by the Investment Adviser.

In the “Goldman Sachs Multi-Strategy Alternatives Portfolio—Summary—Principal Risks of the Underlying Funds” and “Risks of the Underlying Funds” sections of the Prospectuses, and in the “Principal Risks of the Underlying Funds” section of the Summary Prospectuses, the sections titled “GPS Transactions Risk” and “Temporary Investments Risk” are deleted in their entirety.

In the “Goldman Sachs Multi-Strategy Alternatives Portfolio—Summary—Principal Risks of the Underlying Funds” and “Risks of the Underlying Funds” sections of the Prospectuses, and in the “Principal Risks of the Underlying Funds” section of the Summary Prospectuses, references to the “Underlying Tactical Exposure Fund” are replaced with “Underlying Tactical Fund” in the “Investments in Affiliated Underlying Funds,” “Investments in ETFs” and “Investments of the Underlying Funds” sections.